Impairment charges and reversals	12 Months Ended
Dec. 31, 2017
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Abstract]
Impairment charges and reversals
Strategic report	Governance report	Financial statements	Production, reserves and operations	Additional information

6 Impairment charges and reversals

				Non-
				controlling	Net	Pre-tax	Pre-tax
		Pre-tax	Taxation	interests	amount	amount	amount
		2017	2017	2017	2017	2016	2015
	Note	US$m	US$m	US$m	US$m	US$m	US$m
Energy & Minerals – Roughrider		(357)	100	-	(257)	-	(229)
Energy & Minerals – Rössing		(267)	7	83	(177)	-	-
Energy & Minerals – Simandou		-	-	91	91	-	(2,039)
Energy & Minerals – Energy Resources of Australia		-	-	-	-	-	(260)
Copper & Diamonds – Argyle		(172)	34	-	(138)	(241)	-
Copper & Diamonds – Molybdenum Autoclave Process		-	-	-	-	-	(17)
Aluminium – Other		-	-	-	-	-	(179)
Other		-	-	-	-	(8)	(67)
Total impairment charge net of reversals		(796)	141	174	(481)	(249)	(2,791)

Allocated as:
Goodwill	12	-				-	(116)
Intangible assets	13	(357)				(1)	(1,833)
Property, plant and equipment	14	(435)				(248)	(652)
Other assets and liabilities		(4)				-	(190)
Total impairment charge net of reversals		(796)				(249)	(2,791)
Comprising:
Total impairment charge net of reversals in the financial information by business unit (page 206)					(796)	(249)	(2,791)
Taxation (including related to EAUs)					141	66	(57)
Non-controlling interests					174	-	1,046
Total impairment in the income statement					(481)	(183)	(1,802)

Energy & Minerals

Roughrider, Canada

Following a reassessment of planned exploration spend in the six months ended 30 June 2017, substantive expenditure to evaluate the Roughrider deposit is neither budgeted nor planned.  These circumstances were identified as an impairment indicator under IFRS 6 and the recoverable amount for the evaluation and exploration assets was determined to be US$nil due to the significant uncertainty over whether commercially viable quantities of mineral resources could be identified at a future date.  Accordingly an impairment charge of US$357 million was recorded in 2017 to fully write-off the mineral interests recognised on acquisition.

In 2015, a pre-tax impairment charge of US$116 million to fully write-off goodwill and a pre-tax impairment charge of US$113 million to exploration and evaluation intangible assets was recognised in relation to the Roughrider deposit. The recoverable amount for Roughrider was determined by reference to a fair value less cost of disposal (FVLCD) model in line with the accounting policy set out in note 1(i).

Rössing, Namibia

An impairment indicator was identified at the Rössing Uranium cash-generating unit as a result of structural changes in the forecast prices for uranium due to oversupply in the market.  In assessing the recoverable amount of the assets, it was determined that the property, plant and equipment and certain other non-current assets were fully impaired resulting in a pre-tax impairment charge of US$267 million.

Simandou, Guinea

In 2015, a pre-tax impairment charge of US$1,655 million to exploration and evaluation intangible assets and a pre-tax impairment charge of US$194 million to property, plant and equipment were recognised to fully write-down the long-term assets of the Simandou project. In addition a pre-tax charge of US$7 million was recognised in relation to inventories and a pre-tax charge of US$183 million was also recognised as a financial liability for contractual arrangements. This liability was settled during 2017 by the Group’s subsidiary Simfer Jersey Limited from the proceeds of a share issue. The non-controlling interest component of this transaction (US$91 million) has been accounted for as an impairment reversal consistent with the original accounting treatment.

Energy Resources of Australia (ERA), Australia

In 2015, a pre-tax write-down to property, plant and equipment and intangible assets of US$260 million to fully write off these long-term assets was recognised. Deferred tax assets of US$123 million were also fully written off.

Copper & Diamonds

Argyle Diamond Mine, Australia

In 2016, an impairment trigger assessment at the Argyle cash-generating unit resulted in the identification of impairment indicators as a result of lower production volumes compared with forecast and lower prices achieved for bulk diamonds.  The recoverable amount for Argyle was determined to be US$191 million, resulting in a pre-tax impairment charge of US$241 million to property, plant and equipment and intangible assets.

In 2017, an impairment trigger assessment at the Argyle cash-generating unit resulted in the identification of impairment indicators because of lower production volumes compared with forecast, a smaller than expected contribution from productivity improvements and lower realised prices. In assessing the recoverable amount of the assets, it was determined that the property, plant and equipment, including an updated closure asset, was fully impaired resulting in a pre-tax impairment charge of US$172 million. The impairment charge resulted in the recognition of deferred tax assets of US$34 million; these will be recovered by other business units in the same tax group.

Molybdenum Autoclave Process, US

In 2015, previously estimated net disposal proceeds for the Molybdenum Autoclave Process project were reduced resulting in a pre-tax impairment of US$17 million recorded against property, plant and equipment.

Aluminium

Other

In 2015, a pre-tax impairment charge of US$147 million was recorded in relation to the Carbone Savoie cash-generating unit and US$32 million was recorded in relation to other aluminium businesses which were subsequently disposed of.

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